OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 176	$ 163
Accrued expenses	1,350	1,681
Institution (mainly tax provision)	1,710	1,881
Advance rent payments	45	191
Tenant security deposits	138	96
Other	57	48
Other accounts payble and accrued expenses	$ 3,476	$ 4,060